9. Convertible Debt (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Convertible debt - Conversion				$ (517,500)
Convertible debt settlement, Value	[1]			668,610
Non-Cash Investing and Financing Activities - Reallocation of conversion rights reserve on settlement of convertible debt	[1]	$ 0	$ 0	92,966
Company's warrants
Convertible debt settlement, Value				$ 151,110
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes option pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		125.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.23%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		1 year
Issued capital
Convertible debt settlement, Shares	[1]			10,350,000
Convertible debt settlement, Value	[1]			$ 517,500
Convertible Promissory Note #1
Debt Instrument, Description		convertible promissory note
Proceeds from Loans		$ 250,000
Debt Instrument, Issuance Date		Sep. 21, 2011
Debt Instrument, Interest Rate, Stated Percentage		18.00%
Debt Instrument, Convertible, Terms of Conversion Feature		could be converted to the common shares of the Company at $0.05 per share

[1]	See Note 9.